Intangible Assets, Net	3 Months Ended
Mar. 31, 2026
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets, Net	INTANGIBLE ASSETS, NET
As of March 31, 2026 and December 31, 2025, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 12,111,044 and Ps. 10,998,869, respectively:
A.    Wells unassigned to a reserve

	March 31,
	2026		2025
Wells unassigned to a reserve:
Balance at the beginning of the period	Ps.	6,301,007	Ps.	15,573,570
Additions to construction in progress	871,993		613,883
Transfers against fixed assets	—		(3,314,035)
Balance at the end of the period	Ps.	7,173,000	Ps.	12,873,418
As of December 31, 2025, PEMEX recognized expenses related to unsuccessful wells of Ps. 22,303,028, directly in its statement of comprehensive income.
B.    Other intangible assets
Other intangible assets are mainly licenses, exploration expenses, evaluation of assets and concessions.

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2026	Ps.	10,668,184	1,828,821	Ps.	12,497,005
Additions	256,748		9,602	266,350
Effects of foreign exchange	18,401		11,280	29,681
	10,943,333		1,849,703	12,793,036
Amortization accumulated
Balance as of January 1, 2026	(7,024,801)		(774,342)	(7,799,143)
Amortization	(39,151)		(8,301)	(47,452)
Effects of foreign exchange	(4,325)		(4,072)	(8,397)
	(7,068,277)		(786,715)	(7,854,992)
Balance as of March 31, 2026	Ps.	3,875,056	1,062,988	Ps.	4,938,044
Useful lives	1 to 3 years		Up to 36 years

	Licenses		Exploration expenses, evaluation of assets and concessions	Total
Cost
Balance as of January 1, 2025	Ps.	7,183,553	1,949,820	Ps.	9,133,373
Additions	3,559,658		101,626	3,661,284
Effects of foreign exchange	(75,027)		(222,625)	(297,652)
	10,668,184		1,828,821	12,497,005
Amortization accumulated
Balance as of January 1, 2025	Ps.	(6,779,294)	(839,372)	(7,618,666)
Amortization	(331,402)		(28,630)	(360,032)
Effects of foreign exchange	85,895		93,660	179,555
	(7,024,801)		(774,342)	(7,799,143)
Balance as of December 31, 2025	Ps.	3,643,383	1,054,479	Ps.	4,697,862
Useful lives	1 to 3 years		Up to 36 years